Related-party transactions - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Net medical claims incurred	$ 436,422	$ 144,846	$ 1,109,375	$ 410,540	$ 590,468	$ 450,645
CarePoint Health Contract
Related Party Transaction [Line Items]
Net medical claims incurred	$ 1,700	$ 1,900	$ 9,200	$ 5,300	$ 11,100	$ 9,700